Share-based payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based payments
26.	Share-based payments 1
Different share and share option programs allow the company’s senior management and members of the board of directors to receive or acquire shares of AB InBev or Ambev. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit
plan for directors (“Restricted Stock Units Plan for Directors), and the long-term incentive stock-option plan for executives (“LTI Stock Option Plan Executives”). For all option plans, the fair value of share-based payment compensation is estimated at the grant date, using a binomial Hull model, which has been modified to reflect the IFRS 2 share-based payment requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All of the company’s share-based payment plans are equity-settled.
Share-based payment transactions resulted in a total expense of 340m US dollar for the year 2019, as compared to 353m US dollar for the year 2018 and 348m US dollar for 2017.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan
As from 1 January 2010, the structure of the Share-Based Compensation Plan for certain executives in the general headquarters, has been modified. From 1 January 2011, the new plan structure applies to all other senior management. Under this plan, members of the Executive Committee and other senior employees receive their bonus in cash but have the choice to invest some or all of the value of their bonus in AB InBev shares with a five-year vesting period, referred to as bonus shares. Such voluntary investment leads to a 10% discount to the market price of the shares. The company also matches such voluntary investment by granting three matching shares for each bonus share voluntarily invested in, up to a limited total percentage of each participant’s bonus. The percentage of the variable compensation that is entitled to get matching shares varies depending on the position of the executive. The matching is based on the gross amount of the variable compensation invested. The discount shares and matching shares are granted in the form of restricted stock units which have a five-year vesting period. Additionally, the holders of the restricted stock units may be entitled to receive from AB InBev additional restricted stock units equal to the dividends declared since the restricted stock units were granted.
During 2019, AB InBev issued 1.6m of matching restricted stock units in relation to bonus granted to company employees and management (2018: 1.5m of matching restricted stock units). These matching restricted stock units are valued at the share price at the grant date, and representing a fair value of approximately 153m US dollar and cliff vest after five years (2018: 158m US dollar).
Restricted Stock Units Plan for Directors
Since the annual shareholder meeting of 24 April 2019, the share-based portion of the remuneration of the directors of the company has been granted in the form of restricted stock units and will no longer be granted in the form of stock options as was previously the case. Such restricted stock units vest after 5 years and, upon vesting, entitle their holders to one AB InBev share per restricted stock unit.
During 2019, approximately 0.1m restricted stock units were granted to directors with an estimated fair value of 4m US dollar.
LTI Stock Option Plan for Executives
As from 1 July 2009, senior employees are eligible for an annual long-term incentive to be paid out in LTI stock options (or, in future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential.
During 2019, AB InBev issued 8.1m LTI stock options with an estimated fair value of 91m US dollar (2018: 7.2m LTI stock options with an estimated fair value of 102m US dollar). Out of these, 0.4m stock options were granted to members of the Executive Committee.
Performance related incentive plan for Disruptive Growth Function
 (ZX Ventures)
In 2016 the company implemented a new performance related incentive plan which substitutes the long-term incentive stock option plan for executives of the Disruptive Growth Function. This function was created in 2015 to accelerate new business development opportunities, focusing on
initiatives
such as e.g.
e-commerce,
adjacenc
ies
,
mobile, craft and branded experiences such as brew pubs.
During 2019, approximately 3.8m performance units were granted to senior management of the Disruptive Growth Function (2018: 2.7m performance units). The value of the performance units will depend on the return of the Disruptive Growth business area.
These units vest after 5 years provided that a performance test is met. Specific forfeiture rules apply in the event that the executive leaves the company.
Other Grants
AB InBev has in place three specific long-term incentive programs.
One program allows for the offer of restricted stock units to certain employees in certain specific circumstances, at the discretion of the CEO, e.g. as a special retention incentive or to compensate for assignments of expatriates in countries with difficult living conditions. The restricted stock units vest after five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2019, 0.9m restricted stock units with an estimated fair value of 74m US dollar were granted under this program to a selected number of employees (2018: 2.3m restricted stock units with an estimated fair value of 184m US dollar).
A second program allows for the exceptional offer of restricted stock units to certain employees at the discretion of the Remuneration Committee of AB InBev, in order to provide a long-term retention incentive for key employees of the company. Employees eligible to receive a grant under this program receive two series of restricted stock units, with the first series of the restricted stock units vesting after five years, and the second series vesting after ten years. Alternatively, under this program, the restricted stock units may be granted with a shorter vesting period of 2.5 to 3 years for the first series and 5 years for the second series of the restricted stock units. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. As of 2017, instead of restricted stock units, stock options may be granted under the program with similar vesting and forfeiture rules. Each option gives the grantee the right to purchase one existing AB InBev share. During 2019, approximately 0.1m restricted stock units were granted with an estimated fair value of 2m US dollar (2018: 0.4m stock options with an estimated fair value of 35m US dollar).

1	Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.

A third program allows certain employees to purchase company shares at a discount and is aimed at providing a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”) or (ii) newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units or stock options which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2019, employees purchased 0.1m shares under this program for the equivalent of 1m US dollar (2018: 0.1m shares for the equivalent of 1m US dollar).
In 2018, a new program was implemented allowing for the offer of performance based restricted stock units (“Performance RSUs”) to certain members of the company’s senior management. Upon vesting, each RSU gives the executive the right to receive one existing AB InBev share. The Performance RSUs can have a vesting period of 5 years or of 10 years. The shares resulting from the vesting of the Performance RSUs will only be delivered provided a performance test is met by the company. This performance test is based on an organic EBITDA compounded annual growth rate target which must be achieved by 31 December 2024 at the latest. Specific forfeiture rules apply if the employee leaves the company before the performance test is achieved or the vesting date. In 2019, no new Performance RSUs were granted under this program (2018: 0.5 m shares for the equivalent of 46m US dollar).
In order to maintain the consistency of benefits granted to executives and to encourage the international mobility of executives, an option exchange program can be executed whereby unvested options are exchanged for restricted shares that remain locked-up
until 5 years after the end of the initial vesting period. The shares that result from the exercise of the options must in principle remain locked-up
until 31 December 2023. In 2019, no options were exchanged for ordinary blocked shares (2018: nil).
The Board has also approved the early release of vesting conditions of unvested stock options or restricted stock units that are vesting within 6 months of the executives’ relocation. The shares that result from the early exercise of the options or the early vesting of the restricted stock units must remain blocked until the end of the initial vesting period. In 2019, the vesting of 0.1m stock options and restricted stock units was accelerated under this program for members of the senior management (2018: 0.3m options).
The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2019 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated 1	2019	2018	2017
Fair value of options granted	11.79	16.92	19.94
Share price	78.46	98.66	117.77
Exercise price	78.46	98.66	117.77
Expected volatility	23%	23%	23%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.43%	0.39%	0.72%
Expected volatility is based on historical volatility calculated over
10-years
period. The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price. As a result, no single expected option life applies.
The total number of outstanding AB InBev options developed as follows:

Million options	2019	2018	2017
Options outstanding at 1 January	92.6	93.0	64.9
Options issued during the year	13.8	5.2	35.0
Options exercised during the year	(10.7)	(1.7)	(3.0)
Options forfeited during the year	(7.0)	(4.0)	(3.9)

Options outstanding at the end of December	88.7	92.6	93.0
The range of exercise prices of the outstanding options is between 10.32 euro (11.59 US dollar)
1
and 121.95 euro (137.00 US dollar) while the weighted average remaining contractual life is 8.64 years.
Of the 88.7m outstanding options 18.6m are vested at 31 December 2019.

The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar 1	2019	2018	2017
Options outstanding at 1 January	94.74	98.32	76.25
Granted during the year	83.33	104.77	117.24
Exercised during the year	29.27	44.96	38.94
Forfeited during the year	108.44	113.19	108.26
Outstanding at the end of December	79.66	94.74	98.32
Exercisable at the end of December	65.33	21.40	59.66
For share options exercised during 2019, the weighted average share price at the date of exercise was 78.24 euro (87.89 US dollar).

1	Amounts have been converted to US dollar at the closing rate of the respective period.

The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2019	2018	2017
Restricted stock units outstanding at 1 January	6.0	5.4	5.8
Restricted stock units issued during the year	5.5	2.3	0.7
Restricted stock units exercised during the year	(1.0)	(0.5)	(0.7)
Restricted stock units forfeited during the year	(0.7)	(1.2)	(0.4)

Restricted stock units outstanding at the end of December	9.9	6.0	5.4
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Since 2005, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 0.2
m
deferred stock units in 2019 with an estimated fair value of 1m US dollar (2018: 4m deferred stock units in 2018 with an estimated fair value of 2m US dollar).
Since 2018, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 11.8m restricted stock units in 2019 with an estimated fair value of 54m US dollar (2018: 13.1m restricted stock units with an estimated fair value of 66m US dollar).
As of 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2019, Ambev granted 24.6m LTI stock options with an estimated fair value of 28m US dollar (2018: 19.5m LTI stock options with an estimated fair value of 30m US dollar).
The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2019 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated 1	2019	2018	2017
Fair value of options granted	1.12	1.47	1.97
Share price	4.38	4.66	5.99
Exercise price	4.38	4.66	5.99
Expected volatility	24%	26%	27%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	7.8%	9.6%	10.10%

The total number of outstanding Ambev options developed as follows:

Million options	2019	2018	2017
Options outstanding at 1 January	141.3	135.2	131.3
Options issued during the year	24.6	19.9	20.4
Options exercised during the year	(7.8)	(10.0)	(13.5)
Options forfeited during the year	(16.3)	(3.8)	(2.9)

Options outstanding at the end of December	141.8	141.3	135.2
The range of exercise prices of the outstanding options is between 0.001 Brazilian real (0.00 US dollar) and 34.37 Brazilian real (8.53 US dollar) while the weighted average remaining contractual life is 6.33 years.
Of the 141.8m outstanding options 46.6m options are vested at 31 December 2019.
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar 1	2019	2018	2017
Options outstanding at 1 January	4.17	3.94	4.19
Granted during the year	4.48	4.66	5.99
Exercised during the year	2.25	1.93	1.76
Forfeited during the year	5.27	4.79	5.41
Outstanding at the end of December	4.60	4.17	4.92
Exercisable at the end of December	4.74	0.58	1.14
For share options exercised during 2019, the weighted average share price at the date of exercise was 18.68 Brazilian real (4.63 US dollar).

1	Amounts have been converted to US dollar at the closing rate of the respective period.

The total number of outstanding Ambev deferred and restricted stock units developed as follows:

Million restricted stock units	2019	2018	2017
Restricted stock units outstanding at 1 January	25.0	16.3	19.3
Restricted stock units issued during the year	12.0	13.5	0.8
Restricted stock units vested during the year	(4.2)	(3.7)	(2.9)
Restricted stock units forfeited during the year	(1.1)	(1.1)	(0.9)

Restricted stock units outstanding at the end of December	31.7	25.0	16.3
Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential”, share appreciation rights in the form of phantom stocks have been granted to those employees, pursuant to which the beneficiary shall receive two separate lots – Lot A and Lot B – subject to lockup periods of five and ten years, respectively. In 2019, Ambev did not issue any share appreciation rights.
During 2019, a limited number of Ambev shareholders who are part of the senior management of AB InBev were given the opportunity to exchange Ambev shares against a total of 0.1m AB InBev shares (2018: 0.1m AB InBev shares) at a discount of 16.66% provided that they stay in service for another five years. The fair value of this transaction amounts to approximately 1m US dollar (2018: 1m US dollar) and is expensed over the five years’ service period. The fair values of the Ambev and AB InBev shares were determined based on the market price.
BUD APAC SHARE-BASED COMPENSATION PROGRAM
In December 2019, Budweiser APAC setup a new long term incentive plan in which senior employees are eligible for an annual long-term incentive to be paid out in Budweiser APAC stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2019, Budweiser APAC granted
9m stock options with an estimated fair value of 10m US dollar
.

Additionally, Budweiser APAC setup a new discretionary restricted stock units plan which allows for the offer of restricted stock units to certain employees in certain specific circumstances, at the discretion of the Board, e.g. as a special retention incentive. The restricted stock units vest after five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2019, 4m restricted stock units with an estimated fair value of 13m US dollar were granted under this program to a selected number of employees
.